Other Real Estate Owned (Tables)	12 Months Ended
Dec. 31, 2017
Other Real Estate
Other Real Estate Owned Roll Forward [Table Text Block]
	For the year ended December 31, 2017
	Non-covered	Non-covered	Covered
	OREO	OREO	OREO
(In thousands)	Commercial/ Construction	Mortgage	Mortgage	Total
Balance at beginning of period	$20,401	$160,044	$32,128	$212,573
Write-downs in value[1]	(5,011)	(16,876)	(3,311)	(25,198)
Additions	8,918	70,763	9,912	89,593
Sales	(2,765)	(68,145)	(16,273)	(87,183)
Other adjustments	(132)	2,063	(2,861)	(930)
Ending balance	$21,411	$147,849	$19,595	$188,855
[1] Includes $2.7 million related to the damages from Hurricane Maria, of which $1.3 million were for commercial and $1.4 million for residential.

	For the year ended December 31, 2016
	Non-covered	Non-covered	Covered
	OREO	OREO	OREO
(In thousands)	Commercial/ Construction	Mortgage	Mortgage	Total
Balance at beginning of period	$32,471	$122,760	$36,685	$191,916
Write-downs in value	(2,909)	(9,889)	(2,273)	(15,071)
Additions	7,372	105,140	17,588	130,100
Sales	(15,894)	(56,826)	(18,206)	(90,926)
Other adjustments	(639)	(1,141)	(1,666)	(3,446)
Ending balance	$20,401	$160,044	$32,128	$212,573

	For the year ended December 31, 2015
	Non-covered	Non-covered	Covered	Covered
	OREO	OREO	OREO	OREO
(In thousands)	Commercial/ Construction	Mortgage	Commercial/ Construction	Mortgage	Total
Balance at beginning of period	$38,983	$96,517	$85,394	$44,872	$265,766
Write-downs in value	(13,356)	(8,567)	(20,350)	(3,891)	(46,164)
Additions	17,671	86,040	9,661	25,019	138,391
Sales	(25,065)	(53,782)	(59,749)	(25,990)	(164,586)
Other adjustments	(266)	(540)	(452)	(233)	(1,491)
Transfer to non-covered status[1]	14,504	3,092	(14,504)	(3,092)	-
Ending balance	$32,471	$122,760	$-	$36,685	$191,916
[1] Represents the reclassification of OREOs to the non-covered category, pursuant to the expiration of the commercial and consumer shared-loss arrangement with the FDIC related to loans acquired from Westernbank, on June 30, 2015.